As filed with the Securities and Exchange Commission on September 18, 2020

Registration Nos.: 2-89729

811-03980

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 208	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 211	☒

Morgan Stanley Institutional Fund Trust

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (800) 548-7786

Mary E. Mullin, Esq.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Mark Parise, Esq.	Allison Fumai, Esq.
Perkins Coie LLP	Dechert LLP
1155 Avenue of the Americas	1095 Avenue of the Americas
22nd Floor	New York, New York 10036
New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 22, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 207 to its Registration Statement until October 22, 2020.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 207 under the Securities Act of 1933 and Amendment No. 210 under the Investment Company Act of 1940, filed on July 24, 2020, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of September, 2020.

MORGAN STANLEY INSTITUTIONAL FUND TRUST

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 208 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title	Date

(1) Principal Executive Officer			President and Principal Executive Officer

By:	/s/ John H. Gernon			September 18, 2020
John H. Gernon

(2) Principal Financial Officer			Principal Financial Officer

By:	/s/ Francis J. Smith			September 18, 2020
Francis J. Smith

(3) Majority of the Trustees

Independent Trustees

	Frank L. Bowman	Joseph J. Kearns
	Kathleen A. Dennis	Michael F. Klein
	Nancy C. Everett	Patricia Maleski
	Jakki L. Haussler	W. Allen Reed (Chairman)
Dr. Manuel H. Johnson

By:	/s/ Carl Frischling			September 18, 2020
Carl Frischling
Attorney-in-Fact for the Independent Trustees